FINANCIAL INFORMATION BY SEGMENT	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]

23) SEGMENT INFORMATION

The CEO is the Chief Operating Decision Maker (“CODM”). Management has determined the operating segments on the basis of the information reviewed by the CEO for the purposes of allocating resources and assessing performance. The results measurement used by the CEO to assess the performance of the Atento Group’s segments is the EBITDA and Adjusted EBITDA (as defined below).

The CEO considers the business from the geographical perspective in the following areas:

• EMEA, which combines the activities carried out regionally in Spain and Morocco[1].

• The Americas, which includes the activities carried out by the various Spanish-speaking companies in Mexico, Central and South America. It also includes transactions in the United States.

• Brazil, which is managed separately in view of its different language and major importance.

Inter-segment transactions are carried out at market prices.

The Atento Group uses EBITDA and Adjusted EBITDA to track the performance of its segments and to establish operating and strategic targets. Management believes that EBITDA and Adjusted EBITDA provides an important measure of the segment’s operating performance because it allows management to evaluate and compare the segments’ operating results, including their return on capital and operating efficiencies, from period to period by removing the impact of their capital structure (interest expenses), asset bases (depreciation and amortization), and tax consequences. EBITDA is defined as profit/(loss) for the period from continuing operations before net finance expense (which includes finance income, finance costs, change in fair value of financial instruments and net foreign exchange losses), income taxes and depreciation and amortization. Adjusted EBITDA is defined as EBITDA adjusted to exclude acquisition and integration related costs, restructuring costs, site relocation costs, financing fees, asset impairments and other items which are not related to our core operating results.

EBITDA and Adjusted EBITDA are a commonly reported measure and are widely used among analysts, investors and other interested parties in the Atento Group’s industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. EBITDA and Adjusted EBITDA should not be considered as an alternative to the profit for the year as a measurement of our consolidated earnings or as an alternative to consolidated cash flow from operating activities as a measurement of our liquidity.

For the year ended December 31, 2015
	Thousands of U.S. dollars
	EMEA (*)	Americas	Brazil	Other and eliminations	Total Group

Sales to other companies	71,524	411,651	577,519	-	1,060,694
Sales to Telefónica Group	160,148	376,347	352,675	-	889,170
Sales to other group companies	32	1,775	-	(1,788)	19
Other operating income and expense	(219,713)	(685,565)	(813,701)	(7,623)	(1,726,602)
EBITDA	11,991	104,208	116,493	(9,411)	223,281
Depreciation and amortization	(12,360)	(38,371)	(49,979)	(797)	(101,507)
Operating profit/(loss)	(369)	65,837	66,514	(10,208)	121,774
Net finance expense	(12,343)	(8,678)	(25,257)	(116)	(46,394)
Income tax	3,233	(20,157)	(14,010)	7,784	(23,150)
Profit/(loss) from continuing operations	(9,479)	37,002	27,247	(2,540)	52,230
Profit/(loss) from discontinued operations	(3,082)	-	-	-	(3,082)
Profit/(loss) for the year	(12,561)	37,002	27,247	(2,540)	49,148
EBITDA	11,991	104,208	116,493	(9,411)	223,281
Acquisition and integration related costs	-	108	-	-	108
Restructuring costs	6,299	3,107	5,613	780	15,799
Site relocation costs	-	27	3,383	-	3,410
Financing and IPO fees	-	-	-	313	313
Asset impairments and Other	175	1,610	3,892	1,098	6,775
Adjusted EBITDA (unaudited)	18,465	109,060	129,381	(7,220)	249,686
Capital expenditure	7,332	39,207	74,248	427	121,214
Intangible, Goodwill and PP&E	62,014	211,105	266,454	2,372	541,945
Allocated assets	417,828	590,884	618,925	(249,221)	1,378,416
Allocated liabilities	278,871	327,042	456,823	(82,111)	980,625

(*) Exclude discontinued operations - Morocco.

For the year ended December 31, 2016
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	72,750	394,961	542,953	1	1,010,665
Sales to Telefónica Group	151,176	322,237	273,420	-	746,833
Sales to other group companies	4	1,718	-	(1,722)	-
Other operating income and expense	(220,645)	(596,963)	(717,683)	(8,497)	(1,543,788)
EBITDA	3,285	121,953	98,690	(10,218)	213,710
Depreciation and amortization	(10,712)	(33,757)	(52,356)	(539)	(97,364)
Operating profit/(loss)	(7,427)	88,196	46,334	(10,757)	116,346
Net finance expense	(12,319)	(31,092)	(40,074)	(24,297)	(107,782)
Income tax	4,933	(15,823)	(3,070)	8,753	(5,207)
Profit/(loss) from continuing operations	(14,813)	41,281	3,190	(26,301)	3,357
Profit/(loss) from discontinued operations	(3,206)	-	-	-	(3,206)
Profit/(loss) for the year	(18,019)	41,281	3,190	(26,301)	151
EBITDA	3,285	121,953	98,690	(10,218)	213,710
Restructuring costs	10,390	10,562	10,994	1,700	33,646
Site relocation costs	18	168	9,137	-	9,323
Asset impairments and Other	2,709	(40,668)	2,131	1,011	(34,817)
Adjusted EBITDA (unaudited)	16,402	92,015	120,952	(7,507)	221,862
Capital expenditure	2,124	23,042	23,000	-	48,166
Intangible, Goodwill and PP&E	48,342	189,036	298,920	1,540	537,838
Allocated assets	396,298	558,657	677,794	(255,131)	1,377,618
Allocated liabilities	272,082	259,352	490,172	(74,191)	947,415

For the year ended December 31, 2017
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	80,020	435,195	652,696	-	1,167,911
Sales to Telefónica Group	143,424	317,849	292,110	(1)	753,382
Sales to other group companies	1	4,997	-	(4,980)	18
Other operating income and expense	(215,860)	(688,949)	(832,377)	12,745	(1,724,441)
EBITDA	7,585	69,092	112,429	7,764	196,870
Depreciation and amortization	(9,340)	(37,640)	(56,908)	(533)	(104,421)
Operating profit/(loss)	(1,755)	31,452	55,521	7,231	92,449
Net finance expense	(16,834)	(13,206)	(33,038)	(30,406)	(93,484)
Income tax	5,031	(9,667)	(8,822)	925	(12,533)
Profit/(loss) for the year	(13,558)	8,579	13,661	(22,250)	(13,568)
EBITDA	7,585	69,092	112,429	7,764	196,870
Restructuring costs	3,831	8,473	4,011	464	16,779
Other	115	4,208	119	2,875	7,317
Shared services expenses	3,259	1,734	8,155	(13,148)	-
Adjusted EBITDA (unaudited)	14,790	83,507	124,714	(2,045)	220,966
Capital expenditure	3,948	24,503	38,825	259	67,535
Intangible, Goodwill and PP&E	49,101	178,485	306,672	1,185	535,443
Allocated assets	401,332	603,770	677,149	(351,946)	1,330,305
Allocated liabilities	126,575	280,575	499,670	45,646	952,466

"Other and eliminations" includes activities of the intermediate holdings in Spain (Atento Spain Holdco, S.L.U.), Luxembourg holdings, as well as inter-group transactions between segments.

The breakdown of sales to customers by the main countries where the Atento Group operates is as follow:

	For the years ended December 31,
	2015 (*)	2016	2017
Country
Spain	233,041	223,956	223,445
Other and eliminations (*)	(1,336)	(25)	(1)
EMEA	231,705	223,931	223,444

Argentina	162,143	119,589	142,473
Chile	79,626	80,106	97,196
Colombia	59,546	61,042	75,373
El Salvador	19,238	16,741	12,527
United States	28,865	36,968	48,341
Guatemala	17,091	15,771	16,732
Mexico	242,426	199,634	178,537
Peru	145,413	151,755	151,681
Puerto Rico	13,982	14,629	10,156
Uruguay	3,652	3,475	3,184
Panama	4,617	4,990	4,466
Other and eliminations (*)	13,174	14,217	17,375
Americas	789,773	718,917	758,041
Brazil	930,194	816,373	944,806
Other and eliminations (*)	(1,789)	(1,723)	(4,980)
Total revenue	1,949,883	1,757,498	1,921,311

(*) Includes holding company level revenues and consolidation adjustments.

The Atento Group signed a framework contract with Telefónica that expires on December 31, 2021. In 2017, 39.2% of service revenue were generated from business with Telefónica Group companies (42,5% in 2016 and 45,2% in 2015).